SGA New Leaders Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—95.7%
Communication Services—3.1%
Match Group, Inc.(1)	1,139	$172
Consumer Discretionary—18.1%
Huazhu Group Ltd. ADR	3,008	136
MercadoLibre, Inc.(1)	114	191
New Oriental Education & Technology Group, Inc. Sponsored ADR(1)	840	156
TAL Education Group ADR(1)	2,045	146
Trip.com Group Ltd. ADR(1)	4,574	154
Yum! Brands, Inc.	1,912	208
		991

Consumer Staples—9.7%
CP ALL PCL(1)	95,620	186
Fomento Economico Mexicano SAB de C.V. Sponsored ADR	1,993	151
Raia Drogasil S.A.	20,245	97
Unicharm Corp.	2,018	96
		530

Financials—8.9%
First Republic Bank	1,174	172
MSCI, Inc.	371	166
XP, Inc. Class A(1)	3,771	150
		488

Health Care—18.1%
Alcon, Inc.(1)	2,446	161
IDEXX Laboratories, Inc.(1)	223	112
IQVIA Holdings, Inc.(1)	899	161
M3, Inc.	1,301	123
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	68,417	155
STERIS plc	781	148
Wuxi Biologics Cayman, Inc.(1)	9,761	129
		989

Industrials—9.6%
CoStar Group, Inc.(1)	168	156
IHS Markit Ltd.	1,628	146
Kansas City Southern	1,088	222
		524

Information Technology—25.5%
Adyen NV(1)	53	123
Autodesk, Inc.(1)	787	240
EPAM Systems, Inc.(1)	604	217
	Shares	Value

Information Technology—continued
FleetCor Technologies, Inc.(1)	798	$218
Okta, Inc.(1)	671	171
RingCentral, Inc. Class A(1)	518	196
Workday, Inc. Class A(1)	949	227
		1,392

Real Estate—2.7%
Equinix, Inc.	209	149
Total Common Stocks (Identified Cost $4,918)		5,235

Total Long-Term Investments—95.7% (Identified Cost $4,918)		5,235

Short-Term Investment—4.4%
Money Market Mutual Fund—4.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	239,218	239
Total Short-Term Investment (Identified Cost $239)		239

TOTAL INVESTMENTS—100.1% (Identified Cost $5,157)		$5,474
Other assets and liabilities, net—(0.1)%		(6)
NET ASSETS—100.0%		$5,468

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	61%
China	14
Brazil	8
Japan	4
Thailand	3
Switzerland	3
Mexico	3
Other	4
Total	100%
† % of total investments as of December 31, 2020.
See Notes to Schedule of Investments

SGA New Leaders Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$5,235	$5,235
Money Market Mutual Fund	239	239
Total Investments	$5,474	$5,474
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2020.
There were no transfers into or out of Level 3 related to securities held at December 31, 2020.
See Notes to Schedule of Investments

SGA NEW LEADERS GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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